CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net changes in fair value of cash flow hedges, taxes and reclassification adjustments	$ (1,614)	$ (4,805)	$ (1,312)	$ (10,965)	$ (21,384)	$ (42,542)	$ (15,929)
Change in unrealized appreciation on securities available for sale, taxes	$ 3	$ 114	$ 5	$ 114	$ 219	$ (138)	$ (149)